Reporting entity and organization (Details)	12 Months Ended
Jun. 30, 2021
Hailiang Management (previously named "Zhejiang Hailiang Education Investment Group Co., Ltd.") [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2012
Description of nature of entity's operations and principal activities	Investment holding
Hailiang Mingxin [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	overseas study consulting service
Zhejiang Zhuji Hailiang Foreign Language School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 1995
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Hailiang Experimental High School (Experimental High) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2002
Description of nature of entity's operations and principal activities	K-12 student management services and high school curriculum education services
Hailiang Senior Middle School [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K-12 student management services and high school curriculum education services
Hailiang High School of Art (previously named Hailiang Art Middle School) [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2017
Description of nature of entity's operations and principal activities	K-12 student management services and high school curriculum education services
Zhuji Hailiang Foreign Language High School Co., Ltd. (Zhuji Hailiang Foreign Language High School) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	K-12 student management services and high school curriculum education services
Zhenjiang Jianghe High School of Art [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Jiangsu, China, 2018
Description of nature of entity's operations and principal activities	K-12 student management services and high school curriculum education services
Zhejiang Mingxin International Travel Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Study trip service
Shaoxing Sihai International Travel Co., Ltd ("Sihai International Travel") [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2010
Description of nature of entity's operations and principal activities	Study trip service
Zhuji Tianma Boya Educational Training Center Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2019
Description of nature of entity's operations and principal activities	Academic subject tutoring
Hangzhou Mingyou Educational Training School Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2019
Description of nature of entity's operations and principal activities	Academic subject tutoring
Mingyou Future
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Investment holding
Shanghai Yunhan Education Technology Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Shanghai, China, 2020
Description of nature of entity's operations and principal activities	Investment holding
Xinchang Nanrui Hailiang Education Technology Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Description of nature of entity's operations and principal activities	Investment holding
Ninghai Hailiang Education Development Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2021
Description of nature of entity's operations and principal activities	Investment holding
Zhuji Mingyou Training Center Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Description of nature of entity's operations and principal activities	Academic subject tutoring
Zhuji Hailiang Chengzhong Mingyou Training Center Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Description of nature of entity's operations and principal activities	Academic subject tutoring
Zhejiang Hailiang Mingyou Education Technology Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Description of nature of entity's operations and principal activities	Investment holding
Xinchang Mingyou Cultural Development Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2021
Description of nature of entity's operations and principal activities	Academic subject tutoring
Xinchang Mingyou Education Training Center Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2021
Description of nature of entity's operations and principal activities	Academic subject tutoring
Zhuji Mingyou Lechuang Education Technology Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2021
Description of nature of entity's operations and principal activities	Academic subject tutoring
Ninghai Yipin Education Training Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2021
Description of nature of entity's operations and principal activities	Academic subject tutoring
Suqian Leqi Training Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Jiangsu, China, 2021
Description of nature of entity's operations and principal activities	Academic subject tutoring
Hangzhou Hailiang Mingyou Online Education Technology Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2021
Description of nature of entity's operations and principal activities	Academic subject tutoring
Hangzhou Hailiang Education Management Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	Investment holding
Zhejiang Zhuji Tianma Experimental School (?Tianma Experimental?)
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 1995
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Primary School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Junior Middle School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2016
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Lanzhou Hailiang Education Consulting Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Gansu, China, 2019
Description of nature of entity's operations and principal activities	Investment holding
Lanzhou Hailiang Experimental School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Gansu, China, 2020
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Wuhu Hailiang Education Management Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Anhui, China, 2020
Description of nature of entity's operations and principal activities	Investment holding
Wuhu Hailiang Experimental School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Anhui, China, 2020
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Jinhua Hailiang Education Technology Co., Ltd. [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Description of nature of entity's operations and principal activities	Investment holding
Wenzhou Hailiang Juxian Education Technology Co., Ltd. (Juxian Technology) [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Description of nature of entity's operations and principal activities	Investment holding
Hailiang Overseas Chinese School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2020
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Jinhua Hailiang Foreign Language School
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2018
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Ninghai Hailiang Education Management Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2021
Description of nature of entity's operations and principal activities	Investment holding
Xianghu Future School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Zhejiang, China, 2021
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Feicheng Education Investment
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Shandong, China, 2018
Description of nature of entity's operations and principal activities	Investment holding
Feicheng Hailiang Foreign Language School [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of associate and year of establishment	Shandong, China, 2018
Description of nature of entity's operations and principal activities	K-9 compulsory curriculum education services
Hailiang Education (HK) Limited (Hailiang HK) [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Hong Kong, China, 2011
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Investment holding
Hailiang Consulting [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2011
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Investment holding
Ningbo Hailiang Education Logistics Management Co Ltd [member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Operation and management service
Ningbo Haoliang Information Consulting Co., Ltd. ("Ningbo Haoliang")
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Operation and management service
Zhuji Nianxin Lake Hotel Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2017
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Hotel management service
Ningbo Hailiang Sports Development Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Well-rounded education
Zhuji Hailiang Supply Chain Management Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Procurement and transportation services
Zhuji Hailiang Logistics Service Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Accommodation service
Zhuji Hailiang After-school Service Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	After-school enrichment service Well-rounded education
Hailiang Education International Studying Service Limited [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Hongkong, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Overseas study consulting service
Hangzhou Hailiang International Studying Service Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Overseas study consulting service
Hangzhou Hailiang Study Trip Co Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Study trip service
Pates-Hailiang International College Company Limited [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	United Kingdom, 2018
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Overseas study consulting service
Hailiang International Education Group Pte. Ltd.
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Singapore, 2020
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Investment holding
My Campus Study Centre PTE Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Singapore, 2021
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Ancillary educational services
Hangzhou Hailiang Youcai Education Technology Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2021
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Investment holding
Ninghai Hailiang Education Logistics Management Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Zhejiang, China, 2021
Proportion of ownership interest in subsidiary	100.00%
Description of nature of entity's operations and principal activities	Operation and management service
Xiantao Hailiang Education Logistics Management Co., Ltd [Member]
Disclosure of reporting entity and organization [Line Items]
Principal place of business of subsidiary and year of establishment	Hubei, China, 2021
Proportion of ownership interest in subsidiary	90.00%
Description of nature of entity's operations and principal activities	Operation and management service